Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Stockholders' Equity

Note 10:   Stockholders’ Equity

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2022, there were no shares of preferred stock issued or outstanding

Class A Common Stock — The Company is authorized to issue up to 500,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s Class A common stock are entitled to one vote for each share. At March 31, 2022, there were 12,618,516 shares issued and outstanding.

Class B Common Stock — The Company is authorized to issue up to 100,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s Class B common stock are entitled to one vote for each share. From time to time, holders of Class B common stock may exchange Class B common stock on a one-for-one basis with Redwood Intermediate common units held by such holders for Class A common stock. At March 31, 2022, there were 32,770,000 Class B common stock issued and outstanding.

Non-controlling Interest — Non-controlling interest represents the equity interest in Redwood Intermediate LLC held by holders other than the Company. On October 22, 2021, upon the close of the Business Combination, Redwood Holdco, LP’s equity ownership percentage in Redwood Intermediate LLC was approximately 72.2%. The Company has consolidated the financial position and results of operations of Redwood Intermediate LLC and reflected the proportionate interest held by Redwood Holdco, LP as non-controlling interest in the accompanying consolidated balance sheet. As of March 31, 2022, Redwood Holdco, LP’s equity ownership percentage in Redwood Intermediate LLC was approximately 72.2%.

Note 13 — Shareholders’ Equity

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 500,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s Class A common stock are entitled to one vote for each share. At December 31, 2021, there were 12,618,516 shares issued and outstanding.

Class B Common Stock — The Company is authorized to issue up to 100,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s Class B common stock are entitled to one vote for each share. From time to time, holders of Class B common stock may exchange Class B common stock on a one-for-one basis with Redwood Intermediate common units held by such holders for Class A common stock. At December 31, 2021, there were 32,770,000 Class B common stock issued and outstanding.

Non-controlling Interest — Non-controlling interest represents the equity interest in Redwood Intermediate LLC held by holders other than the Company. On October 22, 2021, upon the close of the Business Combination, Redwood Holdco, LP’s equity ownership percentage in Redwood Intermediate LLC was approximately 72.2%. The Company has consolidated the financial position and results of operations of Redwood Intermediate LLC and reflected the proportionate interest held by Redwood Holdco, LP as non-controlling interest in the accompanying consolidated balance sheet. As of December 31, 2021, Redwood Holdco, LP’s equity ownership percentage in Redwood Intermediate LLC was approximately 72.2%.